UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 78.7%
Goldman Sachs Financial Square Government Fund – FST Shares
1,554,220,155	0.006%	$ 1,554,220,155

Shares	Description	Value
Exchange Traded Funds – 7.0%
282,682	Energy Select Sector SPDR Fund	$ 25,616,643
599,905	Health Care Select Sector SPDR Fund	38,339,928
1,808,821	Vanguard FTSE Emerging Markets Fund	75,445,924

TOTAL EXCHANGE TRADED FUNDS		$ 139,402,495

TOTAL INVESTMENTS – 85.7%		$ 1,693,622,650

OTHER ASSETS IN EXCESS OF LIABILITIES – 14.3%		280,642,666

NET ASSETS – 100.0%		$ 1,974,265,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

Investment Abbreviation:
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG	AUD/USD	10/23/14	$34,967	$12
	EUR/USD	10/23/14	25,265	8
	MXN/USD	10/23/14	18,585	32
	USD/AUD	10/23/14	16,416,998	180,766
	USD/BRL	10/24/14	1,266,560	10,574
	USD/CAD	10/23/14	20,472,000	415,899
	USD/CHF	10/23/14	21,497,486	310,874
	USD/CZK	10/23/14	9,374,593	114,764
	USD/EUR	10/23/14	6,290,885	96,404
	USD/GBP	10/23/14	12,966,720	78,627
	USD/HUF	10/27/14	6,938,411	93,116
	USD/INR	10/28/14	16,066	77
	USD/JPY	10/23/14	20,645,909	133,816
	USD/KRW	10/24/14	774,145	10,791
	USD/MXN	10/23/14	3,159,524	24,773
	USD/NOK	10/23/14	8,367,382	90,181
	USD/NZD	10/23/14	10,079,255	366,795
	USD/PLN	10/23/14	8,887,792	133,552
	USD/SEK	10/23/14	8,875,304	74,293
	USD/SGD	10/24/14	10,758,672	70,383
	USD/TRY	10/23/14	288,226	4,683
	USD/TWD	10/24/14	9,962,190	54,616
	USD/ZAR	10/23/14	6,391,866	102,126

TOTAL				$2,367,162

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG	BRL/USD	10/24/14	$1,493,892	$(42,257)
	CAD/USD	10/23/14	142,786	(1,843)
	CHF/USD	10/23/14	282,862	(2,970)
	CNY/USD	10/24/14	227,279	(255)
	CZK/USD	10/23/14	91,908	(1,072)
	EUR/USD	10/23/14	227,381	(2,803)
	GBP/USD	10/23/14	97,250	(557)
	HUF/USD	10/27/14	178,741	(2,710)
	IDR/USD	10/24/14	131,779	(2,605)
	INR/USD	10/28/14	755,096	(12,940)
	JPY/USD	10/23/14	72,954	(538)
	KRW/USD	10/24/14	2,605,661	(42,569)
	MXN/USD	10/23/14	1,170,882	(15,201)
	NOK/USD	10/23/14	31,105	(179)
	NZD/USD	10/23/14	856,815	(8,654)
	PLN/USD	10/23/14	181,014	(2,641)
	SEK/USD	10/23/14	62,356	(346)
	SGD/USD	10/24/14	39,194	(21)
	TRY/USD	10/23/14	637,591	(6,477)
	TWD/USD	10/24/14	19,727	(60)
	USD/AUD	10/23/14	262,253	(1,013)
	USD/BRL	10/24/14	909,325	(2,570)
	USD/CHF	10/23/14	136,192	(171)
	USD/CZK	10/23/14	55,145	(64)
	USD/HUF	10/27/14	16,250	(4)
	USD/JPY	10/23/14	182,384	(5)
	USD/MXN	10/23/14	1,616,932	(4,053)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG (continued)	USD/NOK	10/23/14	$139,975	$(334)
	USD/NZD	10/23/14	669,874	(1,381)
	USD/SEK	10/23/14	187,067	(535)
	USD/TWD	10/24/14	59,182	(140)
	USD/ZAR	10/23/14	37,090	(40)
	ZAR/USD	10/23/14	24,727	(282)

TOTAL				$(157,290)

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	(98)	December 2014	$(85,244,785)	$8,048
90 Day Bank Bill	(28)	March 2015	(24,353,863)	(561)
90 Day Bank Bill	20	June 2015	17,394,338	(1,813)
90 Day Euro Swiss Franc	(16)	December 2014	(4,191,893)	(258)
90 Day Eurodollar	1	December 2014	249,388	35
90 Day Eurodollar	38	March 2015	9,468,175	7,965
90 Day Eurodollar	125	June 2015	31,076,563	6,181
90 Day Eurodollar	75	September 2015	18,596,250	(1,994)
90 Day Eurodollar	(42)	December 2015	(10,383,975)	4,255
90 Day Eurodollar	(34)	March 2016	(8,382,275)	5,336
90 Day Eurodollar	(34)	June 2016	(8,358,475)	4,598
90 Day Eurodollar	(34)	September 2016	(8,335,100)	4,144
90 Day Sterling	85	December 2014	17,111,035	20,877
90 Day Sterling	103	March 2015	20,698,022	23,213
90 Day Sterling	103	June 2015	20,657,321	12,051
90 Day Sterling	103	September 2015	20,615,576	11,629
90 Day Sterling	95	December 2015	18,973,939	5,661
90 Day Sterling	87	March 2016	17,341,755	1,833
90 Day Sterling	79	June 2016	15,719,096	0
90 Day Sterling	79	September 2016	15,691,881	(410)
Brent Crude Futures	(68)	December 2014	(6,518,480)	160,464
CAC 40 Index	60	October 2014	3,345,062	(6,633)
Copper Futures	(61)	December 2014	(4,586,438)	187,319
Corn Futures	(272)	December 2014	(4,362,200)	1,043,701
Crude Oil Futures	(83)	November 2014	(7,492,410)	54,582
DAX Index	16	December 2014	4,794,790	(86,061)
EURO STOXX 50 Index	367	December 2014	14,939,873	2,271
Euro-Bobl	279	December 2014	45,077,850	144,472
Euro-Schatz	197	December 2014	27,620,358	19,951
FTSE 100 Index	103	December 2014	11,029,761	(263,059)
FTSE/MIB Index	18	December 2014	2,372,500	(6,777)
Gas Oil Futures	(55)	December 2014	(4,463,250)	38,790
Gasoline RBOB Futures	(41)	November 2014	(4,112,653)	112,292
Gold 100 oz. Futures	(96)	December 2014	(11,631,360)	544,347
Hang Seng Index	21	October 2014	3,085,829	(101,774)
Heating Oil Futures	(39)	November 2014	(4,351,511)	64,757
IBEX 35 Index	27	October 2014	3,703,038	(12,453)
KOSPI 200 Index	(16)	December 2014	(1,948,353)	12,127
LME Lead Futures	88	October 2014	4,605,700	(315,377)
LME Lead Futures	(88)	October 2014	(4,605,700)	330,917
LME Lead Futures	97	November 2014	5,083,406	(249,156)
LME Lead Futures	(97)	November 2014	(5,083,406)	21,275
LME Lead Futures	1	December 2014	52,500	(2)
LME Lead Futures	(84)	December 2014	(4,410,000)	(58,370)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

LME Nickel Futures	(28)	November 2014	$(2,735,208)	$274,187
LME Nickel Futures	28	November 2014	2,735,208	(473,584)
LME Nickel Futures	(2)	January 2015	(195,972)	12,164
LME Nickel Futures	8	January 2015	783,888	(34,413)
LME Primary Aluminum Futures	26	December 2014	1,272,863	(56,424)
LME Zinc Futures	(109)	November 2014	(6,225,263)	(17,291)
LME Zinc Futures	109	November 2014	6,225,263	(240,423)
LME Zinc Futures	(2)	January 2015	(114,575)	(1,079)
LME Zinc Futures	45	January 2015	2,577,938	34,528
Long Gilt	81	December 2014	14,856,769	129,402
NASDAQ 100 E-mini Index	316	December 2014	25,562,820	118,892
Natural Gas Futures	(63)	November 2014	(2,639,700)	(132,823)
Russell 2000 Mini Index	908	December 2014	99,571,280	(5,093,796)
S&P 500 E-mini Index	(1,293)	December 2014	(127,069,575)	770,941
S&P MidCap 400 E-mini Index	17	December 2014	2,321,180	(88,639)
S&P/TSX 60 Index	27	December 2014	4,152,400	(147,545)
Silver Futures	(44)	December 2014	(3,752,540)	516,964
Soybean Futures	(107)	January 2015	(4,928,688)	115,198
Sugar #11 (World) Futures	(247)	February 2015	(4,550,728)	169,100
TSE TOPIX Index	119	December 2014	14,392,842	444,322
U.S. Long Bond	138	December 2014	19,031,063	(29,063)
2 Year U.S. Treasury Notes	157	December 2014	34,358,469	(1,636)
5 Year U.S. Treasury Notes	57	December 2014	6,740,695	5,275
10 Year Canadian Government Bonds	86	December 2014	10,403,393	2,112
10 Year Japanese Government Bonds	19	December 2014	25,265,193	4,500

TOTAL				$(1,970,738)

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$170,020	5.000%	06/20/19	3.532%	$11,318,377	$(1,023,435)

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

	MXNAMD Spot Exchange Rate	$516,344	(0.118)%	10/29/14	$1,052,841
	Russell Top 200 Growth Index Total Return	151,385	0.122	12/29/14	1,832,239
	Russell Top 200 Value Index Total Return	151,385	(0.122)	12/29/14	(3,493,778)

TOTAL					$(608,698)

(a)	The Fund receives weekly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative weekly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

WRITTEN OPTIONS CONTRACTS — At September 30, 2014, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index	129	$1,750	October 2014	$(13,287)
	125	1,775	October 2014	(18,750)
	122	1,800	October 2014	(24,400)
	118	1,825	October 2014	(31,860)
	115	1,850	October 2014	(41,400)
	112	1,875	October 2014	(60,480)
	109	1,900	October 2014	(85,020)
	106	1,925	October 2014	(122,960)
	104	1,950	October 2014	(170,560)
	104	1,750	November 2014	(59,800)
	101	1,775	November 2014	(77,770)
	99	1,800	November 2014	(95,535)
	96	1,825	November 2014	(112,320)
	93	1,850	November 2014	(134,385)
	91	1,875	November 2014	(153,790)
	89	1,900	November 2014	(203,810)
	86	1,925	November 2014	(243,380)
	84	1,950	November 2014	(295,680)
	129	1,800	December 2014	(208,980)
	125	1,825	December 2014	(232,500)
	122	1,850	December 2014	(264,130)
	119	1,875	December 2014	(335,580)
	116	1,900	December 2014	(364,240)
	112	1,925	December 2014	(437,920)
	110	1,950	December 2014	(499,400)
	107	1,975	December 2014	(577,800)
	104	2,000	December 2014	(660,400)

TOTAL (Premiums Received $5,977,216)	2,927			$(5,526,137)

For the period ended September 30, 2014, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2013	5,984	$11,186,050

Contracts written	11,863	26,375,476
Contracts expired	(10,929)	(22,691,840)
Contracts bought to close	(3,991)	(8,892,470)

Contracts Outstanding September 30, 2014	2,927	$5,977,216

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,694,881,893

Gross unrealized gain	4,620,798
Gross unrealized loss	(5,880,041)

Net unrealized security loss	$(1,259,243)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 9.9%
Collateralized Mortgage Obligations – 3.3%
Agency Multi-Family(a) – 1.8%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 6,000,232
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
16,400,000	3.034	10/25/20	16,972,717
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A
1,884,069	0.505	04/25/19	1,884,069

			24,857,018

Regular Floater(a)(c) – 0.7%
FDIC Guaranteed Notes Trust Series 2010-S1, Class 1A(b)
196,997	0.705	02/25/48	197,256
FHLMC REMIC Series 3371, Class FA
529,710	0.754	09/15/37	535,592
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
559,607	0.502	12/07/20	560,650
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 1A
739,217	0.606	10/07/20	742,826
National Credit Union Administration Guaranteed Notes Series 2010-R2, Class 1A
1,044,318	0.526	11/06/17	1,046,480
National Credit Union Administration Guaranteed Notes Series 2011-R2, Class 1A
2,230,463	0.556	02/06/20	2,237,608
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
1,513,041	0.554	03/11/20	1,517,888
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A
1,323,354	0.536	03/06/20	1,326,249
National Credit Union Administration Guaranteed Notes Series 2011-R5, Class 1A
1,007,340	0.536	04/06/20	1,008,953
National Credit Union Administration Guaranteed Notes Series 2011-R6, Class 1A
543,282	0.536	05/07/20	543,707

			9,717,209

Sequential Fixed Rate – 0.8%
FHLMC REMIC Series 2755, Class ZA
972,474	5.000	02/15/34	1,067,678
FHLMC REMIC Series 4273, Class PD
3,476,821	6.500	11/15/43	4,005,340
FNMA REMIC Series 2012-111, Class B
1,307,816	7.000	10/25/42	1,483,739
FNMA REMIC Series 2012-153, Class B
3,777,032	7.000	07/25/42	4,283,680
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 2A(c)
75,364	1.840	10/07/20	75,685

			10,916,122

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 45,490,349

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 6.6%
Adjustable Rate FNMA(a) – 0.2%
$1,412,930	2.425%	05/01/33	$ 1,505,522
864,984	2.411	10/01/36	921,785

			2,427,307

FHLMC – 1.4%
445	5.000	09/01/16	469
4,359	5.000	11/01/16	4,598
876	5.000	12/01/16	924
7,361	5.000	01/01/17	7,765
7,375	5.000	01/01/18	7,758
80,012	5.000	02/01/18	84,321
55,190	5.000	03/01/18	58,260
37,893	5.000	04/01/18	40,013
25,123	5.000	05/01/18	26,548
18,623	5.000	06/01/18	19,685
38,342	5.000	07/01/18	40,606
11,782	5.000	08/01/18	12,462
5,239	5.000	10/01/18	5,563
10,413	5.000	11/01/18	11,057
760	5.000	02/01/19	806
198,176	5.500	01/01/20	212,181
119,542	5.000	11/01/25	131,559
341,519	5.000	08/01/28	378,553
17,768	5.000	01/01/33	19,600
2,763	5.000	03/01/33	3,054
13,930	5.000	04/01/33	15,399
6,444	5.000	05/01/33	7,123
11,351	5.000	06/01/33	12,548
64,539	5.000	07/01/33	71,345
90,997	5.000	08/01/33	100,592
8,232	5.000	09/01/33	9,100
18,201	5.000	10/01/33	20,120
60,586	5.000	11/01/33	66,975
19,828	5.000	12/01/33	21,918
19,191	5.000	01/01/34	21,215
66,689	5.000	02/01/34	73,734
26,647	5.000	03/01/34	29,472
53,707	5.000	04/01/34	59,403
72,129	5.000	05/01/34	79,737
805,281	5.000	06/01/34	890,442
12,222	5.000	11/01/34	13,518
259,651	5.000	04/01/35	287,031
4,719,793	5.000	07/01/35	5,220,322
46,104	5.000	11/01/35	50,966
142,519	5.000	03/01/36	157,018
96,656	5.000	03/01/37	106,426
163,997	5.000	12/01/37	180,573
420,254	5.000	02/01/38	462,771
1,076,166	5.000	03/01/38	1,185,042
524,413	5.000	07/01/38	577,467
567,212	5.000	11/01/38	624,596
1,233,268	5.000	12/01/38	1,357,921
672,330	5.000	01/01/39	740,349
156,269	5.000	02/01/39	172,078
3,696,829	7.000	02/01/39	4,206,588
1,111,304	5.000	06/01/41	1,223,630

			19,111,201

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 5.0%
$92	6.000%	02/01/18	$ 104
41,107	5.000	03/01/18	43,326
149,361	5.000	04/01/18	157,489
17,637	6.000	05/01/18	19,913
2,298	5.500	01/01/19	2,434
14,861	6.000	01/01/19	16,778
44,261	5.500	02/01/19	46,947
17,289	6.000	02/01/19	19,520
41,363	5.500	03/01/19	44,169
29,646	5.500	04/01/19	31,470
17,265	5.500	05/01/19	18,308
8,626	6.000	05/01/19	9,739
81,294	5.500	06/01/19	86,504
28,085	6.000	06/01/19	31,709
254,145	5.500	07/01/19	270,514
224,584	5.500	08/01/19	239,595
197,753	5.500	09/01/19	211,210
49,264	5.500	10/01/19	52,421
59,008	5.500	11/01/19	63,188
115,300	5.500	12/01/19	123,683
7,121	5.500	01/01/20	7,740
4,591	5.500	06/01/20	4,907
1,218,998	5.500	07/01/20	1,306,582
20,511	6.000	07/01/21	23,158
30,337	6.000	07/01/22	34,252
26,846	6.000	01/01/23	30,310
46,572	6.000	10/01/26	52,849
836,413	6.000	08/01/27	946,372
180,496	6.000	01/01/28	206,419
36,068	6.000	02/01/28	40,869
478,875	4.500	08/01/33	519,119
349,828	4.500	09/01/33	379,227
130,013	4.500	10/01/33	140,940
482,252	4.500	11/01/33	522,779
26,273	4.500	12/01/33	28,481
6,947	4.500	01/01/34	7,531
26,768	4.500	03/01/34	29,017
136,347	4.500	05/01/34	147,698
83,192	4.500	06/01/34	90,167
233,462	5.000	07/01/34	257,891
49,502	6.000	08/01/34	56,586
74,504	4.500	09/01/34	80,683
2,912	4.500	12/01/34	3,153
163,380	4.500	01/01/35	176,930
202,290	4.500	02/01/35	218,948
8,681	4.500	03/01/35	9,388
8,849	4.500	04/01/35	9,593
178,156	4.500	05/01/35	192,954
57,711	4.500	08/01/35	62,412
533,732	6.000	08/01/35	603,807
36,351	4.500	09/01/35	39,406
220,918	6.000	09/01/35	249,923
33,001	4.500	10/01/35	35,738
164,052	6.000	10/01/35	185,590
218,838	6.000	11/01/35	247,569
477,793	6.000	03/01/36	540,524
5,941	6.000	06/01/36	6,707
15,845	6.000	07/01/36	17,887
619,940	6.000	12/01/36	699,850
1,805,380	6.000	01/01/37	2,038,089
657,617	6.000	02/01/37	742,195
5,119	6.000	04/01/37	5,778

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$797,724	6.000%	05/01/37	$ 900,322
940,685	6.000	06/01/37	1,061,664
1,515,536	6.000	07/01/37	1,710,661
1,542,068	6.000	08/01/37	1,740,390
854,011	6.000	09/01/37	963,843
882,607	6.000	10/01/37	996,264
219,240	5.000	11/01/37	241,795
191,564	6.000	11/01/37	216,201
767,125	6.000	12/01/37	865,783
2,795,099	6.000	01/01/38	3,154,638
821,113	6.000	02/01/38	926,779
2,113,713	6.000	03/01/38	2,385,622
53,896	6.000	04/01/38	60,832
7,571,209	6.000	05/01/38	8,545,162
94,050	4.500	06/01/38	101,712
766,508	6.000	08/01/38	865,147
8,943	6.000	09/01/38	10,094
4,518,137	6.000	10/01/38	5,100,490
617,878	6.000	11/01/38	697,341
488,823	6.000	12/01/38	551,728
14,992	6.000	01/01/39	16,920
2,254,917	7.000	03/01/39	2,556,108
520,783	6.000	07/01/39	587,760
23,444	4.000	08/01/39	24,725
1,507,725	6.000	09/01/39	1,701,645
338,791	6.000	10/01/39	382,462
41,852	4.500	02/01/40	45,180
2,048,753	6.000	07/01/40	2,312,238
1,136,299	6.000	10/01/40	1,282,435
1,544,378	6.000	04/01/41	1,742,996
569,166	6.000	05/01/41	642,365
477,623	5.000	07/01/41	527,773
326,395	4.500	08/01/41	352,851
84,386	4.500	10/01/41	91,187
11,000,000	6.000	TBA-30yr(d)	12,424,453

			68,276,605

TOTAL FEDERAL AGENCIES			$ 89,815,113

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 135,305,462

Asset-Backed Securities(c) – 0.0%
Home Equity – 0.0%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$90,038	7.000%	09/25/37	$ 89,499
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1(a)
139,731	6.827	09/25/37	139,756

TOTAL ASSET-BACKED SECURITIES			$ 229,255

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Treasury Obligations – 11.6%
United States Treasury Bonds
$1,100,000	2.750%		11/15/42	$ 1,006,302
11,800,000	3.625	(e)	08/15/43	12,754,502
1,500,000	3.750		11/15/43	1,657,815
7,200,000	3.625	(e)	02/15/44	7,781,400
4,900,000	3.375		05/15/44	5,058,368
United States Treasury Inflation-Protected Securities
20,587,710	1.625		01/15/15	20,610,150
38,215,944	1.875		07/15/15	39,087,650
7,196,414	2.500		07/15/16	7,643,959
United States Treasury Notes
3,700,000	1.625		04/30/19	3,686,088
8,000,000	1.500		05/31/19	7,916,880
7,500,000	1.625		08/31/19	7,448,850
16,100,000	1.750		09/30/19	16,076,655
7,200,000	2.125		01/31/21	7,199,136
11,600,000	2.250		04/30/21	11,656,956
8,000,000	2.125		06/30/21	7,964,320

TOTAL U.S. TREASURY OBLIGATIONS				$ 157,549,031

Investment Company(a)(f) – 56.2%
Goldman Sachs Financial Square Government Fund – FST Shares(a)(f)
$766,530,286	0.006%			$ 766,530,286

TOTAL INVESTMENTS – 77.7%				$1,059,614,034

OTHER ASSETS IN EXCESS OF LIABILITIES – 22.3%				303,772,847

NET ASSETS – 100.0%				$1,363,386,881

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $197,256, which represents approximately 0.0% of net assets as of September 30, 2014.

(c)	Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $12,424,453 which represents approximately 0.9% of net assets as of September 30, 2014.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Eurodollar	(278)	March 2017	$(67,814,625)	$75,133
90 Day Eurodollar	(307)	June 2017	(74,742,988)	131,827
90 Day Eurodollar	(175)	September 2017	(42,540,313)	91,142
U.S. Long Bond	(86)	December 2014	(11,859,938)	64,840
U.S. Ultra Long Treasury Bonds	7	December 2014	1,067,500	(6,331)
2 Year U.S. Treasury Notes	(315)	December 2014	(68,935,781)	33,921
5 Year U.S. Treasury Notes	220	December 2014	26,016,719	16,440
10 Year U.S. Treasury Notes	(217)	December 2014	(27,047,016)	(102,686)

TOTAL				$304,286

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$17,100	(a)	12/17/16	3 Month LIBOR	1.000%	$(3,784)	$5,873
	38,800	(a)	12/17/19	3 Month LIBOR	2.250	(399,162)	65,517
	41,700	(a)	12/17/21	3 Month LIBOR	2.500	(324,611)	93,343
	100		06/19/43	2.750%	3 Month LIBOR	(9,851)	1,852

TOTAL						$(737,408)	$166,585

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2014.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	S&P GSCI 1 Month Forward Index	$304,742	(0.170)%	09/30/14	$(17,478,454)
Macquarie Bank Ltd.	S&P GSCI 1 Month Forward Index	203,540	(0.250)	09/30/14	(9,399,285)
Merrill Lynch International	S&P GSCI 1 Month Forward Index	404,978	(0.250)	09/30/14	(24,345,198)
Societe Generale SA	S&P GSCI 1 Month Forward Index	48,582	(0.230)	09/30/14	(2,720,627)
		30,000	(0.230)	09/30/14	$(1,383,205)
		22,000	(0.230)	10/31/14	—
UBS AG	S&P GSCI 1 Month Forward Index	431,500	(0.250)	09/30/14	$(25,939,329)

TOTAL					(81,266,098)

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,056,280,777

Gross unrealized gain	4,169,744
Gross unrealized loss	(836,487)

Net unrealized security gain	$3,333,257

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 29.1%
Automobiles & Components – 0.5%
25,000	Bridgestone Corp.	$ 826,874
49,300	Daihatsu Motor Co. Ltd.	782,314
27,100	Fuji Heavy Industries Ltd.	897,733
57,200	Sumitomo Rubber Industries Ltd.	813,674
24,400	Suzuki Motor Corp.	809,231

		4,129,826

Banks – 0.3%
178,000	Fukuoka Financial Group, Inc.	849,099
144,000	Mitsubishi UFJ Financial Group, Inc.	811,543
456,700	Mizuho Financial Group, Inc.	815,297

		2,475,939

Capital Goods – 4.7%
91,947	AGCO Corp.	4,179,911
235,451	Exelis, Inc.	3,894,360
65,000	Mitsubishi Electric Corp.	866,527
48,059	MSC Industrial Direct Co., Inc. Class A	4,107,122
91,827	Oshkosh Corp.	4,054,162
34,511	Snap-on, Inc.	4,178,592
150,807	The Babcock & Wilcox Co.	4,175,846
73,000	TOTO Ltd.	803,117
31,523	Valmont Industries, Inc.	4,253,398
13,081	Vectrus, Inc.*	255,465
16,722	W.W. Grainger, Inc.	4,208,091
52,300	WESCO International, Inc.*	4,092,998

		39,069,589

Commercial & Professional Services – 0.5%
57,214	Manpowergroup, Inc.	4,010,701

Consumer Durables & Apparel – 1.4%
33,100	Bandai Namco Holdings, Inc.	851,539
114,709	Coach, Inc.	4,084,787
131,198	Mattel, Inc.	4,021,219
57,000	Nikon Corp.	824,399
75,000	Sekisui Chemical Co. Ltd.	861,970
70,300	Sekisui House Ltd.	828,538

		11,472,452

Consumer Services – 1.0%
165,911	Apollo Education Group, Inc. Class A*	4,172,662
99,140	DeVry Education Group, Inc.	4,244,183

		8,416,845

Diversified Financials – 0.5%
98,838	The NASDAQ OMX Group, Inc.	4,192,708

Energy – 0.2%
59,900	Inpex Corp.	846,871
22,000	Japan Petroleum Exploration Co.	844,554

		1,691,425

Food & Staples Retailing – 0.5%
52,601	CVS Health Corp.	4,186,514

Shares	Description	Value
Common Stocks – (continued)
Food, Beverage & Tobacco – 0.8%
57,200	Coca-Cola West Co. Ltd.	$ 832,881
26,500	Ezaki Glico Co. Ltd.	913,848
42,582	The J.M. Smucker Co.	4,215,192
28,000	Toyo Suisan Kaisha Ltd.	929,749

		6,891,670

Health Care Equipment & Services – 3.5%
91,807	Health Net, Inc.*	4,233,221
99,070	Hill-Rom Holdings, Inc.	4,104,470
31,791	Humana, Inc.	4,142,049
76,486	MEDNAX, Inc.*	4,192,963
68,426	Quest Diagnostics, Inc.	4,152,090
35,251	WellPoint, Inc.	4,216,725
41,170	Zimmer Holdings, Inc.	4,139,644

		29,181,162

Household & Personal Products – 0.5%
95,473	Nu Skin Enterprises, Inc. Class A	4,299,149

Materials – 0.2%
100,000	Asahi Kasei Corp.	813,233
215,000	Tosoh Corp.	872,322

		1,685,555

Pharmaceuticals, Biotechnology & Life Sciences – 1.5%
49,800	Daiichi Sankyo Co. Ltd.	782,558
63,799	Eli Lilly & Co.	4,137,365
111,075	Myriad Genetics, Inc.*	4,284,163
24,500	Otsuka Holdings Co. Ltd.	844,473
36,700	Shionogi & Co. Ltd.	842,286
64,200	Sumitomo Dainippon Pharma Co. Ltd.	819,043
35,500	Tsumura & Co.	791,137

		12,501,025

Retailing – 3.8%
306,001	Ascena Retail Group, Inc.*	4,069,813
67,116	Bed Bath & Beyond, Inc.*	4,418,246
285,642	Chico’s FAS, Inc.	4,218,932
96,348	Dick’s Sporting Goods, Inc.	4,227,750
140,157	DSW, Inc. Class A	4,220,127
99,281	GameStop Corp. Class A	4,090,377
15,300	Nitori Holdings Co. Ltd.	947,916
9,200	Shimamura Co. Ltd.	845,783
331,561	Staples, Inc.	4,011,888
275,100	Yamada Denki Co. Ltd.	802,971

		31,853,803

Semiconductors & Semiconductor Equipment – 0.5%
122,240	Intel Corp.	4,256,397

Software & Services – 3.7%
98,421	AOL, Inc.*	4,424,024
148,413	CA, Inc.	4,146,659
73,519	Computer Sciences Corp.	4,495,687
116,900	Gree, Inc.	797,082
108,357	Oracle Corp.	4,147,906
20,300	Otsuka Corp.	808,267
174,586	Symantec Corp.	4,104,517
98,652	Teradata Corp.*	4,135,492
309,831	Xerox Corp.	4,099,064

		31,158,698

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Hardware & Equipment – 4.2%
99,421	Avnet, Inc.	$ 4,125,971
415,352	Brocade Communications Systems, Inc.	4,514,876
43,400	Brother Industries Ltd.	802,037
25,300	Canon, Inc.	823,159
122,700	Citizen Holdings Co. Ltd.	805,706
140,955	EMC Corp.	4,124,343
27,600	FUJIFILM Holdings Corp.	848,068
117,561	Hewlett-Packard Co.	4,169,889
55,486	QUALCOMM, Inc.	4,148,688
73,500	Ricoh Co. Ltd.	789,634
42,509	SanDisk Corp.	4,163,757
182,500	Wacom Co. Ltd.	787,512
43,368	Western Digital Corp.	4,220,574

		34,324,214

Telecommunication Services – 0.7%
119,328	AT&T, Inc.	4,205,119
13,500	Nippon Telegraph & Telephone Corp.	837,193
48,100	NTT DoCoMo, Inc.	805,590

		5,847,902

Transportation – 0.1%
31,200	Japan Airlines Co. Ltd.	853,716

TOTAL COMMON STOCKS		$242,499,290

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Note(a)(b)(c)(d)(e) – 1.40%
Canadian Imperial Bank of Commerce
$7,470,000	0.066%	12/04/14	$ 5,886,360
UBS AG
310,000	0.084	12/08/14	276,036
340,000	0.084	06/30/15	224,149
390,000	0.005	08/31/15	300,794
320,000	0.085	09/28/15	264,111
5,330,000	0.003	10/26/15	5,277,217

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$ 12,228,667

Shares	Distribution Rate	Value
Investment Company(a)(f) – 50.1%
Goldman Sachs Financial Square Government Fund – FST Shares
417,252,571	0.600%	$417,252,571

Shares	Description	Value
Exchange Traded Funds – 5.9%
190,884	iShares MSCI Emerging Markets ETF	$ 7,933,139
377,964	iShares Russell 2000 ETF	41,330,363

TOTAL EXCHANGE TRADED FUNDS		$ 49,263,502

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations(g) – 3.6%
United States Treasury Inflation Indexed Bonds
$31,053,917	0.125%	07/15/24	$ 29,835,983

TOTAL INVESTMENTS – 90.1%			$751,080,013

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.9%			82,332,925

NET ASSETS – 100.0%			$833,412,938

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(b)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(c)	Security is linked to the Dow Jones-UBS Commodity Index Total Return (the “DJ-UBSCI Total Return”). The DJ-UBSCI Total Return is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The DJUBSCI Total Return is composed of nineteen commodities in eight diverse sectors: energy, petroleum, precious metals, industrial metals, grains, livestock, softs, and agriculture.

(d)	Interest rate disclosed is contingent upon LIBOR as of September 30, 2014 minus a spread.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $12,228,667, which represents approximately 1.4% of net assets as of September 30, 2014.

(f)	Represents an affiliated issuer.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Currency Abbreviations:
JPY	— Japanese Yen
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	22	October 2014	$2,341,897	$(200)
CAC 40 Index	(669)	October 2014	(37,297,437)	(182,980)
CBOE Volatility Index	(546)	October 2014	(8,899,800)	(947,407)
DAX Index	182	December 2014	54,540,741	(744,432)
Euro-Bund	62	December 2014	11,722,872	62,655
FTSE 100 Index	246	December 2014	26,342,925	(639,708)
FTSE/MIB Index	300	December 2014	39,541,675	313,576
Hang Seng Index	61	October 2014	8,963,599	(438,899)
IBEX 35 Index	(49)	October 2014	(6,720,328)	(35,632)
Long Gilt	69	December 2014	12,655,767	60,326
OMX Stockholm 30 Index	2,284	October 2014	44,447,159	153,613
S&P 500 E-mini Index	(597)	December 2014	(58,670,175)	592,377
S&P/TSX 60 Index	88	December 2014	13,533,747	(500,145)
SPI 200 Index	(191)	December 2014	(22,086,908)	869,131
TSE TOPIX Index	212	December 2014	25,641,030	368,951
10 Year Australian Bonds	22	December 2014	2,326,866	15,762
10 Year Canadian Government Bonds	23	December 2014	2,782,303	(19,032)
10 Year Japanese Government Bonds	41	December 2014	54,519,626	68,751
10 Year U.S. Treasury Notes	741	December 2014	92,358,703	(466,250)

TOTAL				$(1,469,543)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

State Street Bank	USD/JPY	12/17/14	$40,805,479	$1,440,391
UBS AG	USD/JPY	12/17/14	985,464	4,150

TOTAL				$1,444,541

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread at September 30, 2014(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX Emerging Markets Index	$16,250	5.000%	06/20/19	2.810%	$1,464,854	$(35,806)
CDX North America High Yield Index	40,620	5.000	06/20/19	3.532	2,589,641	(135,673)
CDX North America Investment Grade Index	40,620	1.000	06/20/19	0.645	534,711	126,965

TOTAL					$4,589,206	$(44,514)

(a)

Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	Alerian MLP Infrastructure Index	$2,713	(0.233)%	12/31/14	$276,463
		7,831	(0.233)	12/31/14	763,324
		19,119	(0.233)	12/31/14	1,875,132
	FTSE NAREIT Mortgage Index	34,928	(0.232)	03/25/15	(1,654,649)

TOTAL					$1,260,270

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$742,942,063

Gross unrealized gain	27,300,302
Gross unrealized loss	(19,162,352)

Net unrealized security gain	$8,137,950

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 81.7%
Goldman Sachs Financial Square Government Fund – FST Shares
28,538,294	0.006%	$28,538,294

TOTAL INVESTMENTS – 81.7%		$28,538,294

OTHER ASSETS IN EXCESS OF LIABILITIES – 18.3%		6,400,695

NET ASSETS – 100.0%		$34,938,989

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(b)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Merrill Lynch International	Bloomberg Aluminum Subindex	$872	(0.180)%	09/30/14	$(62,465)
		906	(0.180)	09/30/14	(64,938)
	Bloomberg Coffee Subindex	1,098	(0.180)	09/30/14	(43,029)
		333	(0.180)	09/30/14	(13,036)
	Bloomberg Copper Subindex	834	(0.180)	09/30/14	(40,519)
	Bloomberg Corn Subindex	121	(0.180)	09/30/14	(14,659)
		169	(0.180)	09/30/14	(20,387)
		330	(0.180)	09/30/14	(39,883)
		262	(0.180)	09/30/14	(31,662)
		420	(0.180)	09/30/14	(50,781)
		535	(0.180)	09/30/14	(64,642)
	Bloomberg Cotton Subindex	454	(0.180)	09/30/14	(35,529)
	Bloomberg Gold Subindex	2,356	(0.180)	09/30/14	(139,091)
	Bloomberg Heating Oil Subindex	1,317	(0.150)	09/30/14	(99,445)
	Bloomberg Kansas Wheat Subindex	423	(0.180)	09/30/14	(55,874)
	Bloomberg Lead Subindex	232	(0.180)	09/30/14	(15,029)
		404	(0.180)	09/30/14	(26,221)
		740	(0.180)	09/30/14	(10,003)
	Bloomberg Lean Hogs Subindex	376	(0.200)	09/30/14	17,256
		389	(0.200)	09/30/14	17,816
	Bloomberg Live Cattle Subindex	236	(0.200)	09/30/14	14,715
		378	(0.200)	09/30/14	23,620
		741	(0.200)	09/30/14	46,298
	Bloomberg Natural Gas Subindex	1,596	(0.150)	09/30/14	1,733
		632	(0.150)	10/01/14	687
	Bloomberg Nickel Subindex	1,289	(0.180)	09/30/14	(172,580)
	Bloomberg Platinum Subindex	531	(0.180)	09/30/14	(47,005)
		2,623	(0.180)	10/01/14	(232,395)
	Bloomberg Sugar Subindex	818	(0.180)	09/30/14	(68,090)
	Bloomberg Unleaded Gasoline Subindex	452	(0.150)	09/30/14	(26,199)
		848	(0.150)	09/30/14	(49,174)
	Bloomberg Zinc Subindex	406	(0.180)	09/30/14	(13,066)
		445	(0.180)	09/30/14	(14,310)
		549	(0.180)	09/30/14	(17,637)
		370	(0.180)	09/30/14	(2,692)
	Merrill Lynch Commodity Index Extra Palladium Excess Return	3,054	(0.180)	09/30/14	(451,694)
		700	(0.180)	09/30/14	(7,739)
		1,000	(0.180)	09/30/14	(73,858)
	Merrill Lynch Commodity Index Extra Brent Crude Oil Excess Return	2,205	(0.200)	09/30/14	(52,028)
	Merrill Lynch Commodity Index Extra Natural Gas Excess Return	3,173	(0.250)	09/30/14	(170,321)

TOTAL					$(2,103,856)

(a)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$28,538,294

Gross unrealized gain	—
Gross unrealized loss	—

Net unrealized security gain	$—

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d)(e) – 8.5%
JPMorgan Chase Bank, NA
$500,000	0.035%	06/15/15	$ 491,300
208,000	0.032	07/27/15	187,387
990,000	0.034	09/11/15	1,273,041
1,290,000	0.034	09/22/15	1,518,057
530,000	0.034	10/29/15	577,329
UBS AG
102,000	0.003	04/10/15	110,492
950,000	0.005	07/20/15	1,684,719
980,000	0.005	08/17/15	1,077,297
511,000	0.084	09/22/15	650,089
600,000	0.085	10/13/15	608,862

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$ 8,178,573

Shares	Distribution Rate	Value
Investment Company(e)(f) – 81.0%
Goldman Sachs Financial Square Government Fund – FST Shares
77,673,188	0.006%	77,673,188

TOTAL INVESTMENTS – 89.5%		$85,851,761

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.5%		10,083,969

NET ASSETS – 100.0%		$95,935,730

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is linked to the Dow Jones-UBS Commodity Index Total Return (the “DJ-UBSCI Total Return”). The DJ-UBSCI Total Return is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The DJUBSCI Total Return is composed of nineteen commodities in eight diverse sectors: energy, petroleum, precious metals, industrial metals, grains, livestock, softs, and agriculture.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $8,178,573, which represents approximately 8.5% of net assets as of September 30, 2014.

(c)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(d)	Interest rate disclosed is contingent upon LIBOR as of September 30, 2014 minus a spread.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(f)	Represents an affiliated issuer.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

Currency Abbreviations:
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	GBP/USD	12/17/14	$79,383	$331
	USD/BRL	10/02/14	5,629,660	91,144
	USD/CHF	12/17/14	48,220	1,197
	USD/CLP	12/17/14	6,377,553	66,158
	USD/COP	12/17/14	7,697,736	138,302
	USD/CZK	12/17/14	8,037,732	195,457
	USD/EUR	12/17/14	41,704	1,058
	USD/GBP	12/17/14	3,847,625	4,663
	USD/HUF	12/17/14	6,785,998	131,024
	USD/IDR	12/17/14	4,130,704	92,430
	USD/JPY	12/17/14	122,252	4,676
	USD/KRW	12/17/14	6,348,056	75,847
	USD/MXN	12/17/14	5,073,525	68,175
	USD/MYR	12/17/14	6,326,978	41,167
	USD/PLN	12/17/14	6,490,944	125,128
	USD/RUB	12/17/14	4,775,323	299,008
	USD/SEK	12/17/14	84,376	1,527
	USD/TRY	12/17/14	8,554,849	116,232
	USD/ZAR	12/17/14	8,216,546	136,505

TOTAL				$1,590,029

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	BRL/USD	10/02/14	$5,629,660	$(364,642)
	BRL/USD	11/04/14	1,659,311	(23,172)
	CAD/USD	12/17/14	1,782	(42)
	COP/USD	12/17/14	6,673,528	(301,120)
	EUR/USD	12/17/14	92,253	(2,341)
	GBP/USD	12/17/14	3,939,968	(6,176)
	IDR/USD	12/17/14	6,268,271	(257,955)
	INR/USD	12/17/14	8,504,863	(158,359)
	KRW/USD	12/17/14	9,343,132	(353,879)
	MXN/USD	12/17/14	5,703,087	(135,536)
	MYR/USD	12/17/14	9,526,829	(306,160)
	RUB/USD	12/17/14	248,715	(8,080)
	SEK/USD	12/17/14	2,411	(44)
	TRY/USD	12/17/14	2,976,536	(170,400)
	USD/BRL	11/04/14	1,376,014	(7,860)
	USD/CLP	12/17/14	465,030	(1,837)
	USD/COP	12/17/14	1,078,114	(5,467)
	USD/GBP	12/17/14	1,097,181	(4,576)
	USD/MXN	12/17/14	2,129,400	(13,017)
	ZAR/USD	12/17/14	2,706,195	(143,055)

TOTAL				$(2,263,718)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	39	October 2014	$4,151,544	$44,934
BIST 30 Index	172	October 2014	695,276	(52,186)
CAC 40 Index	67	October 2014	3,735,319	7,808
DAX Index	11	December 2014	3,296,418	(70,294)
DJIA Mini-e-CBOT	67	December 2014	5,683,275	1,567
FTSE 100 Index	29	December 2014	3,105,467	(75,417)
FTSE/JSE Top 40 Index	64	December 2014	2,526,079	(102,003)
FTSE/MIB Index	10	December 2014	1,318,056	11,530
Hang Seng Index	19	October 2014	2,791,941	(136,393)
H-Shares Index	35	October 2014	2,327,444	(61,448)
IBEX 35 Index	20	October 2014	2,742,991	(1,443)
KOSPI 200 Index	1	December 2014	121,772	(1,382)
MSCI Taiwan Index	71	October 2014	2,299,690	(57,830)
NASDAQ 100 E-mini Index	51	December 2014	4,125,645	(39,513)
Nikkei 225 Index	23	December 2014	3,393,116	109,648
OMX Stockholm 30 Index	173	October 2014	3,366,619	28,007
Russell 2000 Mini Index	9	December 2014	986,940	(58,987)
S&P 500 E-mini Index	279	December 2014	27,418,725	(355,851)
S&P/TSX 60 Index	30	December 2014	4,613,777	(166,720)
SET50 Index	550	December 2014	3,589,206	(33,230)
SGX S&P CNX Nifty Index	215	October 2014	3,435,055	(68,307)
SPI 200 Index	26	December 2014	3,006,595	(109,447)
TSE TOPIX Index	29	December 2014	3,507,499	98,788

TOTAL				$(1,088,169)

SWAP CONTRACTS — At September 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	GBP	42,390	12/17/24	6 Month LIBOR	2.500%	$(3,490,190)	$(3,196,884)
		$80,160	12/17/24	3 Month LIBOR	2.750	255,172	(430,233)
	GBP	18,430	12/17/44	3.000%	6 Month LIBOR	(3,099,555)	3,728,725
		$31,900	12/17/44	3.250	3 Month LIBOR	(1,724,947)	1,827,193

TOTAL						$(8,059,520)	$1,928,801

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2014.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$84,334,188

Gross unrealized gain	1,546,886
Gross unrealized loss	(29,313)

Net unrealized security gain	$1,517,573

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Australia – 12.4%
548,231	Charter Hall Group (REIT) (Diversified)	$ 1,960,705
2,292,722	GPT Group (REIT) (Diversified)	7,764,430
7,050,320	Mirvac Group (REIT) (Diversified)	10,605,537
2,299,112	Scentre Group (REIT) (Retail)*	6,615,021
2,599,268	Stockland (REIT) (Diversified)	8,979,979
1,542,336	Westfield Corp. Trust (REIT) (Retail)	10,049,954

		45,975,626

Canada – 6.6%
91,100	Allied Properties Real Estate Investment Trust (REIT) (Office)	2,780,301
110,800	Artis Real Estate Investment Trust (REIT) (Retail)	1,514,664
123,000	Calloway Real Estate Investment Trust (REIT) (Retail)	2,824,733
82,800	Canadian Apartment Properties Real Estate Investment Trust (REIT) (Residential)	1,744,053
56,400	Canadian Real Estate Investment Trust (REIT) (Diversified)	2,442,934
70,100	Dream Office Real Estate Investment Trust (REIT) (Office)	1,750,074
42,500	Granite Real Estate Investment Trust (REIT) (Industrial)	1,461,762
205,200	H&R Real Estate Investment Trust (REIT) (Diversified)	4,005,243
256,300	RioCan Real Estate Investment Trust (REIT) (Retail)	5,874,567

		24,398,331

China – 2.2%
2,583,900	China Vanke Co. Ltd. (Residential)*	4,543,035
7,072,000	Fu Shou Yuan International Group Ltd. (Diversified)	3,703,848

		8,246,883

Finland – 0.7%
759,313	Citycon OYJ (Retail)	2,531,785

France – 7.9%
251,754	Klepierre (REIT) (Retail)	11,012,214
71,029	Unibail-Rodamco SE (REIT) (Diversified)	18,265,647

		29,277,861

Germany – 2.4%
415,252	Deutsche Wohnen AG (Residential)	8,844,074

Hong Kong – 13.9%
4,761,000	Fortune Real Estate Investment Trust (REIT) (Retail)	4,263,183

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
461,050	Henderson Land Development Co. Ltd. (Diversified)	$ 2,984,760
1,424,000	Hongkong Land Holdings Ltd. (Office)	9,678,549
1,689,000	Kerry Logistics Network Ltd. (Industrial)	2,630,910
2,933,000	Kerry Properties Ltd. (Diversified)	9,832,841
1,240,000	Sino Land Co. Ltd. (Diversified)	1,911,435
1,267,475	Sun Hung Kai Properties Ltd. (Diversified)	17,984,391
396,624	The Link Real Estate Investment Trust (REIT) (Retail)	2,288,773

		51,574,842

India – 1.9%
8,028,000	Ascendas India Trust (Office)	4,878,214
338,225	Sobha Developers Ltd. (Diversified)	2,209,488

		7,087,702

Indonesia – 1.0%
36,359,400	PT Summarecon Agung Tbk (Diversified)	3,633,522

Japan – 25.3%
2,134	Advance Residence Investment Corp. (REIT) (Residential)	4,962,766
357,300	Daibiru Corp. (Office)	4,103,760
11,812	Invincible Investment Corp. (REIT) (Diversified)	3,800,115
2,088	Japan Excellent, Inc. (REIT) (Office)	2,682,312
1,283,000	Mitsubishi Estate Co. Ltd. (Diversified)	28,915,356
602,000	Mitsui Fudosan Co. Ltd. (Office)	18,474,436
256	Nippon Building Fund, Inc. (REIT) (Office)	1,348,025
2,587	Nippon Prologis Real Estate Investment Trust, Inc. (REIT) (Industrial)	6,014,550
2,059	Nomura Real Estate Office Fund, Inc. (REIT) (Office)	9,426,282
133,000	Sumitomo Realty & Development Co. Ltd. (Office)	4,738,464
445,900	Tokyu Fudosan Holdings Corp. (Residential)	3,061,408
1,451	Top Real Estate Investment Trust, Inc. (REIT) (Diversified)	6,355,813

		93,883,287

Malaysia – 0.4%
2,965,800	UEM Sunrise Bhd (Diversified)	1,643,600

Netherlands – 1.7%
128,020	Corio NV (REIT) (Retail)	6,274,664

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Singapore – 4.6%
3,588,000	Global Logistic Properties Ltd. (Industrial)	$ 7,615,918
7,279,000	Keppel Real Estate Investment Trust (REIT) (Office)	6,791,118
2,086,000	Keppel Telecommunications & Transportation Ltd. (Other)	2,770,457

		17,177,493

Spain – 1.0%
303,340	Merlin Properties Socimi SA (REIT) (Diversified)*	3,850,493

Sweden – 1.8%
291,643	Fabege AB (Diversified)	3,703,849
222,564	Hufvudstaden AB Class A (Diversified)	2,765,916

		6,469,765

Switzerland – 1.5%
67,935	PSP Swiss Property AG (Registered) (Office)*	5,695,579

Taiwan – 0.5%
745,500	Chong Hong Construction Co. (Residential)	1,702,000

United Kingdom – 13.2%
516,620	Big Yellow Group PLC (REIT) (Industrial)	4,342,018
932,345	British Land Co. PLC (REIT) (Diversified)	10,594,596
823,790	Capital & Counties Properties PLC (Retail)	4,377,884
147,523	Derwent London PLC (REIT) (Office)	6,508,510
1,125,028	Hammerson PLC (REIT) (Retail)	10,444,165
304,432	Helical Bar PLC (Diversified)	1,727,355
228,848	Kennedy Wilson Europe Real Estate PLC (Other)	4,051,287
1,998,542	Quintain Estates & Development PLC (Diversified)*	2,887,603
566,051	Unite Group PLC (Residential)	3,883,322

		48,816,740

TOTAL INVESTMENTS – 99.0%		$367,084,247

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		3,550,904

NET ASSETS – 100.0%		$370,635,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$370,354,755

Gross unrealized gain	40,033,203
Gross unrealized loss	(43,303,711)

Net unrealized security gain	$(3,270,508)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESATE SECURITIES FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.4%
Commercial – 26.8%
251,264	Boston Properties, Inc. (REIT)	$ 29,086,321
391,446	Corporate Office Properties Trust (REIT)	10,067,991
1,477,953	DCT Industrial Trust, Inc. (REIT)	11,099,427
505,504	Douglas Emmett, Inc. (REIT)	12,976,288
330,747	Highwoods Properties, Inc. (REIT)	12,866,058
81,525	Mack-Cali Realty Corp. (REIT)	1,557,943
692,711	Parkway Properties, Inc. (REIT)	13,009,113
709,255	Prologis, Inc. (REIT)	26,738,913
115,220	PS Business Parks, Inc. (REIT)	8,772,851
50,250	SL Green Realty Corp. (REIT)	5,091,330
368,279	Terreno Realty Corp. (REIT)	6,934,693
125,718	Vornado Realty Trust (REIT)	12,566,771

		150,767,699

Health Care – 9.6%
205,795	Brookdale Senior Living, Inc.*	6,630,715
218,739	HCP, Inc. (REIT)	8,686,126
134,292	Health Care REIT, Inc. (REIT)	8,375,792
185,312	National Health Investors, Inc. (REIT)	10,588,728
320,729	Ventas, Inc. (REIT)	19,869,161

		54,150,522

Leisure – 12.8%
595,071	Chesapeake Lodging Trust (REIT)	17,346,320
217,497	Hyatt Hotels Corp. Class A*	13,162,919
313,297	Pebblebrook Hotel Trust (REIT)	11,698,510
545,028	RLJ Lodging Trust (REIT)	15,516,947
37,796	Starwood Hotels & Resorts Worldwide, Inc.	3,145,005
995,848	Strategic Hotels & Resorts, Inc. (REIT)*	11,601,629

		72,471,330

Multifamily – 16.5%
223,284	American Campus Communities, Inc. (REIT)	8,138,702
223,866	AvalonBay Communities, Inc. (REIT)	31,558,390
195,043	Camden Property Trust (REIT)	13,366,297
227,535	Equity Residential (REIT)	14,011,605
62,817	Essex Property Trust, Inc. (REIT)	11,228,539
281,487	Post Properties, Inc. (REIT)	14,451,542

		92,755,075

Other – 4.5%
59,609	American Tower Corp. (REIT)	5,581,191
309,754	Blackstone Mortgage Trust, Inc. Class A (REIT)	8,394,333
136,840	D.R. Horton, Inc.	2,807,957
95,077	HFF, Inc. Class A	2,752,479
320,536	Kennedy Wilson Europe Real Estate PLC	5,674,435

		25,210,395

Retail – 23.5%
429,268	Acadia Realty Trust (REIT)	11,839,211
658,367	Brixmor Property Group, Inc. (REIT)	14,655,249

Shares	Description	Value
Common Stocks – (continued)
Retail – (continued)
536,451	CBL & Associates Properties, Inc. (REIT)	$ 9,602,473
1,008,516	DDR Corp. (REIT)	16,872,473
383,271	Simon Property Group, Inc. (REIT)	63,017,418
185,015	Taubman Centers, Inc. (REIT)	13,506,095
44,167	The Macerich Co. (REIT)	2,819,180

		132,312,099

Self Storage – 4.7%
624,550	CubeSmart (REIT)	11,229,409
91,483	Public Storage (REIT)	15,171,541

		26,400,950

TOTAL INVESTMENTS – 98.4%		$554,068,070

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		9,084,177

NET ASSETS – 100.0%		$563,152,247

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$436,631,210

Gross unrealized gain	121,992,091
Gross unrealized loss	(4,555,231)

Net unrealized security gain	$117,436,860

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management’s (“GSAM’s”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2014:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$1,554,220,155	$—	$—
Exchange Traded Funds	139,402,495	—	—
Total	$1,693,622,650	$—	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,367,162	$—
Futures Contracts	5,450,676	—	—
Total Return Swap Contracts	—	2,885,080	—
Total	$5,450,676	$5,252,242	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(157,290)	$—
Futures Contracts(a)	(7,421,414)	—	—
Credit Default Swap Contracts(a)	—	(1,023,435)	—
Total Return Swap Contracts(a)	—	(3,493,778)	—
Written Options Contracts	—	(5,526,137)	—
Total	$(7,421,414)	$(10,200,640)	$—

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$135,305,462	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	157,549,031	—	—
Asset-Backed Securities	—	229,255	—
Investment Company	766,530,286
Total	$924,079,317	$135,534,717	$—

Derivative Type
Assets(a)
Futures Contracts	$413,303	$—	$—
Interest Rate Swap Contracts	—	166,585	—
Total	$413,303	$166,585	$—
Liabilities(a)
Futures Contracts	$(109,017)	$—	$—
Total Return Swap Contracts	—	(81,266,098)	—
Total	$(109,017)	$(81,266,098)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Commodity Index Linked Structured Notes	$—	$12,228,667	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies(b)	29,835,983	—	—
Common Stock and/or Other Equity Investments
North America	209,169,846	33,329,444	—
Investment Company	417,252,571	—	—
Exchange Traded Funds	49,263,502	—	—
Total	$705,521,902	$45,558,111	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,444,541	$—
Futures Contracts	2,505,142	—	—
Credit Default Swap Contracts	—	126,965	—
Total Return Swap Contracts	—	2,914,919	—
Total	$2,505,142	$4,486,425	$—
Liabilities(a)
Futures Contracts	$(3,974,685)	$—	$—
Credit Default Swap Contracts	—	(171,479)	—
Total Return Swap Contracts	—	(1,654,649)	—
Total	$(3,974,685)	$(1,826,128)	$—

DYNAMIC COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Investment Company	$28,538,294	$—	$—

Derivative Type
Assets(a)
Total Return Swap Contracts	$—	$122,125	$—
Liabilities(a)
Total Return Swap Contracts	$—	$(2,225,981)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Commodity Index Linked Structured Notes	$—	$8,178,573	$—
Investment Company	77,673,188	—	—
Total	$77,673,188	$8,178,573	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,590,029	$—
Futures Contracts	302,282	—	—
Interest Rate Swap Contracts	—	5,555,918	—
Total	$302,282	$7,145,947	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(2,263,718)	$—
Futures Contracts	(1,390,451)	—	—
Interest Rate Swap Contracts	—	(3,627,117)	—
Total	$(1,390,451)	$(5,890,835)	$—

INTERNATIONAL REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Asia	$—	$184,949,329	$—
Australia	—	45,975,626	—
Europe	—	111,760,961	—
North America	24,398,331	—	—
Total	$24,398,331	$342,685,916	$—

REAL ESTATE SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(b)
Europe	$—	$5,674,435	$—
North America	548,393,635	—	—
Total	$548,393,635	$5,674,435	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — The International Real Estate Securities Fund and the Real Estate Securities Fund invest primarily in securities of issuers (non-U.S. issuers, in the case of International Real Estate Securities Fund) that are primarily engaged in or related to the real estate industry, and each Fund has a policy of concentrating its investments in the real estate industry. Therefore, investments in the Funds are subject to certain risks associated with the real estate industry in general. Such risks include, but are not limited to, declines in property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes, and losses from casualty and condemnation.

Tax Risk — The Absolute Return Tracker, Commodity Strategy, Dynamic Allocation, Dynamic Commodity Strategy and Managed Futures Strategy Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. In 2011, the IRS suspended granting these PLRs. The IRS has issued such PLR to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds. Based on such rulings, those Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries (currently, only the Absolute Return Tracker and Commodity Strategy Funds invest in subsidiaries). The Dynamic Commodity Strategy and Managed Futures Strategy Funds have not received PLRs, and are not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of PLRs, pending review of its position on this matter. The tax treatment of the Funds’ investments in a wholly owned subsidiary or commodity-linked instruments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS (which may be retroactive) to the extent it ultimately concludes that income derived there from is not “qualifying income” under Subchapter M of the Code; the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds could also be affected. In connection with its investment in the Subsidiary, the Dynamic Commodity Strategy and Managed Futures Strategy Funds have obtained an opinion of counsel that their income from such investments should constitute “qualifying income.” However, should the IRS nevertheless successfully assert that the Funds’ income from such investment was not “qualifying income,” the Funds would likely fail to qualify as a registered investment company under the Code (i.e., to the extent that over 10% of the Funds’ gross income was derived from this investment), and would therefore become subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 26, 2014

*	Print the name and title of each signing officer under his or her signature.